Employee benefits	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Defined Benefit Plans [Abstract]
Employee benefits
16.	Employee benefits

The Group sponsors defined benefit pension plans for 161 of its employees (2019 – 165).

These plans are all within Canada and include one unregistered plan. All the defined benefit plans are no longer offered to employees and two defined benefits plan in the past have been converted prospectively to defined contribution plans. Therefore, the future obligation will only vary by actuarial re-measurements.

With the exception of one plan, all other plans do not have recurring contributions for employees. These plans are still required to fund past service costs. The remaining plan is fully funded by the Group.

The Group measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year. The most recent actuarial valuation of the pension plans for funding purposes was as of December 31, 2019 and the next required valuation will be as of December 31, 2020.

In addition to the above-mentioned defined benefit plans, the Group sponsors an employee severance plan in Mexico. At December 31, 2020, total obligation under this arrangement amounted to $1.1 million ($1.0 million in 2019 and $0.8 million in 2018).

Information about the Group’s defined benefit pension plans is as follows:

	December 31, 2020	December 31, 2019	January 1, 2019
Accrued benefit obligation	35,529	31,449	27,579
Fair value of plan assets	(21,147)	(18,108)	(16,581)
Plan deficit - employee benefit liability	14,382	13,341	10,998

Plan assets comprise:

	December 31, 2020	December 31, 2019	January 1, 2019
Equity securities	6%	16%	31%
Debt securities	91%	81%	57%
Other	3%	3%	12%

All equity and debt securities have quoted prices in active markets. Debt securities are held through mutual funds and primarily hold investments with ratings of AAA or AA, based on Moody’s ratings.

The other asset categories are real estate investment trusts.

Movement in the present value of the accrued benefit obligation for defined benefit plans:

	2020	2019
Accrued benefit obligation, beginning of year	31,449	27,579
Current service cost	528	496
Interest cost	948	1,105
Benefits paid	(1,539)	(1,277)
Remeasurement (gain) loss arising from:
- Financial assumptions	3,563	2,267
- Experience	(343)	(152)
Settlement	113	-
Effect of movements in exchange rates	810	1,431
Accrued benefit obligation, end of year	35,529	31,449

Movement in the fair value of plan assets for defined benefit plans:

	2020	2019
Fair value of plan assets, beginning of year	18,108	16,581
Interest income	544	665
Employer contributions	2,519	970
Benefits paid	(1,539)	(1,277)
Fair value remeasurement	1,129	467
Plan administration expenses	(124)	(145)
Effect of movements in exchange rates	510	847
Fair value of plan assets, end of year	21,147	18,108

Expense recognized in income or loss:

	2020	2019
Current service cost	528	496
Net interest cost	404	440
Plan administration expenses	124	145
Settlement	113	-
Pension expense	1,169	1,081
Actual return on plan assets	1,673	1,132

Actuarial losses recognized in other comprehensive income:

	2020	2019
Amount accumulated in retained earnings, beginning of year	11,100	9,451
Recognized during the year	2,204	1,649
Amount accumulated in retained earnings, end of year	13,304	11,100
Recognized during the year, net of tax	1,623	1,228

The significant actuarial assumptions used (expressed as weighted average):

	December 31, 2020	December 31, 2019	January 1, 2019
Accrued benefit obligation:
Discount rate at	2.4%	3.3%	4.0%
Future salary increases	1.2%	1.5%	1.5%
Employee benefit expense:
Discount rate at	3.3%	4.0%	3.5%
Rate of return on plan assets at	3.3%	4.0%	3.5%
Future salary increases	1.2%	1.5%	1.2%

Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the value of the liabilities in the defined benefit plans are as follows:

	December 31, 2020	December 31, 2019	January 1, 2019
Longevity at age 65 for current pensioners
Males	22.1	22.0	21.9
Females	24.7	24.7	24.6
Longevity at age 65 for current members aged 45
Males	23.5	23.5	23.4
Females	26.1	26.0	26.0

At December 31, 2020 the weighted-average duration of the defined benefit obligation was 12.5 years.

The following table presents the impact of changes of major assumptions on the defined benefit obligation for the years ended:

	2020		2019
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(3,022)	3,650	(3,186)	3,884
Life expectancy (1-year movement)	138	(246)	755	(845)

Historical information:

	2020	2019	2018	2017	2016
Present value of the accrued benefit obligation	35,529	31,449	27,579	38,811	34,216
Fair value of plan assets	(21,147)	(18,108)	(16,581)	(25,366)	(23,579)
Deficit in the plan	14,382	13,341	10,998	13,445	10,637

Experience adjustments arising on plan obligations	3,220	2,116	(2,427)	2,378	393
Experience adjustments arising on plan assets	1,129	467	(815)	351	813

The Group expects approximately $0.3 million in contributions to be paid to its defined benefit plans in 2021.